Hod Maden and Other Investments in Associates - Summarized Financial Information in Associate Balance Sheet Items (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current Assets	$ 124,376	$ 28,144
Total assets	649,921	623,175
Total liabilities	11,779	52,279
Carrying amount of investment in associate	112,906	116,585
Hod Maden Associate [member]
Disclosure of associates [line items]
Current Assets	765	1,747
Non-current Assets	318,710	387,620
Total assets	319,475	389,367
Current Liabilities	518	751
Non-current Liabilities	0	0
Total liabilities	518	751
Net Assets	318,957	388,616
Company's share of net assets of associate	95,687	116,585
Adjustments for differences in accounting policies and other	979	0
Carrying amount of investment in associate	96,666	116,585	$ 127,224
Entree Resources Limited [member]
Disclosure of associates [line items]
Current Assets	7,651	0
Non-current Assets	152,133	0
Total assets	159,784	0
Current Liabilities	184	0
Non-current Liabilities	84,831	0
Total liabilities	85,015	0
Net Assets	74,769	0
Company's share of net assets of associate	16,240	0
Carrying amount of investment in associate	$ 16,240	$ 0	$ 0